Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	Legg Mason Partners Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2025
Prospectus Date	rr_ProspectusDate	Feb. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A